Discontinued operations (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended					0 Months Ended	12 Months Ended
	Dec. 31, 2013 reportable_segment	Dec. 31, 2012	Dec. 31, 2013 Pipeline	Dec. 31, 2012 Pipeline	Nov. 22, 2012 Pipeline	Jul. 13, 2012 Piling	Dec. 31, 2013 Piling	Dec. 31, 2012 Piling	Jul. 12, 2013 Piling
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of reportable business segments	2
Total consideration received upon disposal					16,250				227,500
Selling costs of disposal group					781				8,102
Additional entitlement contingent on purchaser achieving profit milestones from assets sold									92,500
Additional entitlement contingency period									3 years
Results of discontinued operations
Revenue			0	84,399			98,735	242,106
Project costs			1,321	93,442			79,472	178,970
Equipment operating lease expense							1,242	2,315
Depreciation			0	556			706	3,706
Gross profit (loss)			(1,321)	(9,599)			17,315	57,115
General and administrative expenses			312	1,277			6,857	12,518
Amortization of intangible assets							351	1,410
Net gain						(98,065)	(98,065)	0
Loss (gain) on disposal of property, plant and equipment			63	(438)
Recovery of previously expensed tools, supplies and equipment parts			0	(1,095)
Gain on sale of inventory			(46)	(668)
Operating income (loss)			(1,650)	(8,675)			108,172	43,187
Interest expense			0	962			4,758	7,557
Loss before income taxes			(1,650)	(9,637)			103,414	35,630
Current income tax expense							164	0
Deferred income tax benefit			(510)	(2,003)			14,879	9,173
Income (Loss) from discontinued operations			(1,140)	(7,634)			88,371	26,457
Cash provided by (used in) the discontinued operations
Operating activities	45,739	(1,894)	(1,587)	(8,267)			47,326	6,373
Investing activities	182,836	5,927	0	11,197			182,836	(5,270)
Financing activities	(271)	(720)					(271)	(720)
Total cash provided by (used in) discontinued operations	228,304	3,313	(1,587)	2,930			229,891	383
Discontinued Operation, Summary of Transaction [Abstract]
Proceeds					16,250				227,500
Working capital adjustment									(5,863)
Selling costs of disposal group					781				8,102
Net proceeds					15,469				219,392
Non-cash working capital									33,699
Property, plant, and equipment, net									56,377
Intangibles									4,219
Goodwill									32,901
Capital lease obligation									(5,869)
Net gain						98,065	98,065	0